                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-07303
                                                      ---------

                             Global Growth Portfolio
                             -----------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                    August 31
                                    ---------
                             Date of Fiscal Year End

                                February 29, 2004
                                -----------------

                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

GLOBAL GROWTH PORTFOLIO AS OF FEBRUARY 29, 2004

PORTFOLIO OF INVESTMENTS (Unaudited)

COMMON STOCKS -- 89.9%

SECURITY                                                     SHARES    VALUE
--------------------------------------------------------------------------------------
ADVERTISING -- 3.8%
Havas Advertising                                            300,000   $     1,666,192
WPP Group PLC                                                205,850         2,299,739
--------------------------------------------------------------------------------------
                                                                       $     3,965,931
--------------------------------------------------------------------------------------

AEROSPACE AND DEFENSE -- 2.5%
Precision Castparts Corp.                                     11,000   $       496,650
Thales SA                                                     57,000         2,168,585
--------------------------------------------------------------------------------------
                                                                       $     2,665,235
--------------------------------------------------------------------------------------

AUTOMOBILES -- 2.3%
CarMax, Inc.(1)                                               16,000   $       544,000
Toyota Motor Corp.                                            53,000         1,828,757
--------------------------------------------------------------------------------------
                                                                       $     2,372,757
--------------------------------------------------------------------------------------

BIOTECHNOLOGY -- 0.5%
Celgene Corp.(1)                                              13,000   $       532,870
--------------------------------------------------------------------------------------
                                                                       $       532,870
--------------------------------------------------------------------------------------

BROADCASTING -- 7.3%
British Sky Broadcasting Group PLC(1)                        133,240   $     1,782,794
Clear Channel Communications, Inc.                            29,900         1,286,896
Cumulus Media, Inc., Class A(1)                               14,700           292,530
ITV PLC(1)                                                   899,690         2,312,458
Television Broadcasts, Ltd.                                  396,000         1,933,234
--------------------------------------------------------------------------------------
                                                                       $     7,607,912
--------------------------------------------------------------------------------------

BUSINESS SERVICES -- 6.0%
Cognizant Technology Solutions Corp.(1)                        5,000   $       237,200
Dun & Bradstreet Corp.(1)                                     25,600         1,362,432
E*Trade Financial Corp.(1)                                    44,000           629,640
H&R Block, Inc.                                                5,000           270,250
PMI Group, Inc., (The)                                        38,000         1,504,800
Providian Financial Corp.(1)                                  62,000           801,660
Rollins, Inc.                                                 20,000           464,600
Sotheby's Holdings, Inc.(1)                                   72,000         1,038,240
--------------------------------------------------------------------------------------
                                                                       $     6,308,822
--------------------------------------------------------------------------------------

CHEMICALS -- 0.2%
IMC Global, Inc.                                              20,700   $       233,910
--------------------------------------------------------------------------------------
                                                                       $       233,910
--------------------------------------------------------------------------------------

COMMERCIAL BANKS -- 2.4%
ABN AMRO Holdings NV                                          74,500   $     1,720,807
Mitsubishi Tokyo Financial Group, Inc., ADR                  100,000           780,000
--------------------------------------------------------------------------------------
                                                                       $     2,500,807
--------------------------------------------------------------------------------------

COMMUNICATIONS SOFTWARE -- 1.3%
WebEx Communications, Inc.(1)                                 52,300   $     1,337,311
--------------------------------------------------------------------------------------
                                                                       $     1,337,311
--------------------------------------------------------------------------------------

COMPUTERS AND BUSINESS EQUIPMENT -- 6.2%
Dell, Inc.(1)                                                 28,100   $       917,465
Diebold, Inc.                                                  4,950           260,815
Gateway, Inc.(1)                                             100,000           543,000
Lexmark International, Inc.(1)                                15,400         1,267,266
Research in Motion Ltd.(1)                                    21,900         2,166,786
Sindo Ricoh Co.                                               25,400         1,367,194
--------------------------------------------------------------------------------------
                                                                       $     6,522,526
--------------------------------------------------------------------------------------

DATA PROCESSING & OUTSOURCED SERVICES -- 1.1%
Fiserv, Inc.(1)                                               31,000   $     1,196,910
--------------------------------------------------------------------------------------
                                                                       $     1,196,910
--------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 7.6%
KT Corp. ADR                                                  82,907   $     1,576,891
Nextel Communications, Inc., Class A(1)                       40,000         1,059,600
NII Holdings, Inc., Class B(1)                                20,000         2,167,000
NTL, Inc.(1)                                                  15,000         1,028,400
Swisscom AG                                                    6,400         2,129,050
--------------------------------------------------------------------------------------
                                                                       $     7,960,941
--------------------------------------------------------------------------------------

EDUCATION -- 0.8%
Sylvan Learning Systems, Inc.(1)                              28,000   $       865,200
--------------------------------------------------------------------------------------
                                                                       $       865,200
--------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 1.8%
Fujikura Ltd.                                                391,000   $     1,900,247
--------------------------------------------------------------------------------------
                                                                       $     1,900,247
--------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SECURITY                                                     SHARES    VALUE
--------------------------------------------------------------------------------------
ELECTRONIC COMPONENTS -- 3.0%
Min Aik Technology Co., Ltd.                                 387,000   $     1,073,227
Nippon Electric Glass Co., Ltd.                              104,000         2,113,125
--------------------------------------------------------------------------------------
                                                                       $     3,186,352
--------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.5%
Cyberonics, Inc.(1)                                           29,000   $       708,180
FLIR Systems, Inc.(1)                                         11,000           425,370
Motorola, Inc.                                                77,700         1,433,565
--------------------------------------------------------------------------------------
                                                                       $     2,567,115
--------------------------------------------------------------------------------------

ELECTRONIC PARTS & COMPONENTS -- 1.6%
LG Cable Ltd.                                                130,000   $     1,669,218
--------------------------------------------------------------------------------------
                                                                       $     1,669,218
--------------------------------------------------------------------------------------

ENGINEERING AND CONSTRUCTION -- 0.3%
Rinker Group Ltd.                                             50,000   $       271,200
--------------------------------------------------------------------------------------
                                                                       $       271,200
--------------------------------------------------------------------------------------

ENTERTAINMENT -- 1.1%
Shuffle Master, Inc.(1)                                       28,000   $     1,167,040
--------------------------------------------------------------------------------------
                                                                       $     1,167,040
--------------------------------------------------------------------------------------

HEALTH CARE - PROVIDERS & SERVICES -- 1.6%
PacifiCare Health Systems, Inc.(1)                            34,000   $     1,213,800
WebMD Corp.(1)                                                60,000           513,600
--------------------------------------------------------------------------------------
                                                                       $     1,727,400
--------------------------------------------------------------------------------------

INSURANCE -- 2.2%
Prudential PLC                                               250,600   $     2,289,275
--------------------------------------------------------------------------------------
                                                                       $     2,289,275
--------------------------------------------------------------------------------------

IT CONSULTING & SERVICES -- 1.5%
Affiliated Computer Services, Inc.(1)                         10,000   $       482,600
BroadVision, Inc.(1)                                          64,000           519,040
InterActiveCorp(1)                                            16,000           521,120
--------------------------------------------------------------------------------------
                                                                       $     1,522,760
--------------------------------------------------------------------------------------

MANUFACTURED HOUSING -- 1.3%
Fleetwood Enterprises, Inc.(1)                               105,000   $     1,380,750
--------------------------------------------------------------------------------------
                                                                       $     1,380,750
--------------------------------------------------------------------------------------

METALS - INDUSTRIAL -- 1.0%
Inco, Ltd.(1)                                                 28,000   $     1,040,480
--------------------------------------------------------------------------------------
                                                                       $     1,040,480
--------------------------------------------------------------------------------------

OIL COMPANIES - EXPLORATION & PRODUCTION -- 1.0%
Harvest Natural Resources, Inc.(1)                            50,000   $       584,000
Plains Exploration & Production Co.(1)                        30,000           489,300
--------------------------------------------------------------------------------------
                                                                       $     1,073,300
--------------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 2.1%
Estee Lauder Cos., Inc. (The), Class A                        12,500   $       532,500
Gillette Co. (The)                                            29,000         1,116,210
Weight Watchers International, Inc.(1)                        14,000           525,280
--------------------------------------------------------------------------------------
                                                                       $     2,173,990
--------------------------------------------------------------------------------------

PHARMACEUTICALS -- 1.5%
American Pharmaceutical Partners, Inc.(1)                     31,000   $     1,106,700
Biovail Corp.(1)                                              24,000           491,040
--------------------------------------------------------------------------------------
                                                                       $     1,597,740
--------------------------------------------------------------------------------------

PRINTING -- 2.1%
St. Ives PLC                                                 285,430   $     2,224,744
--------------------------------------------------------------------------------------
                                                                       $     2,224,744
--------------------------------------------------------------------------------------

PUBLISHING -- 10.0%
EMAP PLC                                                     134,880   $     2,277,824
Pearson PLC                                                  177,993         2,047,980
Promotora de Informaciones S.A. (Prisa)                      145,740         2,670,959
Trinity Mirror PLC                                           215,650         2,381,209
Wolters Kluwer N.V.-CVA                                       60,650         1,082,889
--------------------------------------------------------------------------------------
                                                                       $    10,460,861
--------------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 0.2%
Asyst Technologies, Inc.(1)                                   24,200   $       240,306
--------------------------------------------------------------------------------------
                                                                       $       240,306
--------------------------------------------------------------------------------------

SOFTWARE -- 3.8%
Callidus Software, Inc.(1)                                    65,000   $     1,030,900
Microsoft Corp.                                               45,400         1,203,100
Symantec Corp.(1)                                             41,200         1,694,968
--------------------------------------------------------------------------------------
                                                                       $     3,928,968
--------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SECURITY                                                     SHARES    VALUE
--------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 7.3%
Foot Locker, Inc.                                             66,000   $     1,729,200
MSC Industrial Direct Co.                                     18,000           515,700
NBTY, Inc.(1)                                                 52,000         1,729,520
Tempur-Pedic International, Inc.(1)                           62,000         1,029,200
Tesco PLC                                                    433,000         2,069,171
Tweeter Home Entertainment Group, Inc.(1)                     56,500           623,195
--------------------------------------------------------------------------------------
                                                                       $     7,695,986
--------------------------------------------------------------------------------------

TRANSPORTATION -- 2.0%
BAA PLC                                                      212,000   $     2,065,505
--------------------------------------------------------------------------------------
                                                                       $     2,065,505
--------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $84,669,915)                                       $    94,254,369
--------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 10.7%

                                                     PRINCIPAL
                                                     AMOUNT
                                                     (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------------
Investors Bank and Trust Time Deposit,
1.06%, 3/1/04                                        $         4,000   $     4,000,000
Sallie Mae Discount Note, 0.91%, 3/1/04                        7,156         7,155,638
--------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $11,155,638)                                    $    11,155,638
--------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.6%
   (IDENTIFIED COST $95,825,553)                                       $   105,410,007
--------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (0.6)%                               $      (585,334)
--------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                   $   104,824,673
--------------------------------------------------------------------------------------

ADR - American Depositary Receipt

(1)  Non-income producing security.

COUNTRY CONCENTRATION OF PORTFOLIO

                                                       PERCENTAGE
COUNTRY                                                OF NET ASSETS   VALUE
--------------------------------------------------------------------------------------
United States                                              51.5%       $    54,009,427
United Kingdom                                             20.7             21,750,699
Japan                                                       6.3              6,622,129
Republic of Korea                                           4.4              4,613,303
France                                                      3.7              3,834,777
Canada                                                      3.5              3,698,306
Netherlands                                                 2.7              2,803,696
Spain                                                       2.5              2,670,959
Switzerland                                                 2.0              2,129,050
Hong Kong                                                   1.8              1,933,234
Taiwan                                                      1.0              1,073,227
Australia                                                   0.3                271,200

                        SEE NOTES TO FINANCIAL STATEMENTS

GLOBAL GROWTH PORTFOLIO AS OF FEBRUARY 29, 2004

FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
AS OF FEBRUARY 29, 2004

ASSETS
Investments, at value
   (identified cost, $95,825,553)                                        $   105,410,007
Cash                                                                               1,935
Foreign currency, at value (identified cost, $39,815)                             41,078
Receivable for investments sold                                                  562,653
Interest and dividends receivable                                                180,418
Tax reclaim receivable                                                            19,522
----------------------------------------------------------------------------------------
TOTAL ASSETS                                                             $   106,215,613
----------------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased                                        $     1,374,253
Accrued expenses                                                                  16,687
----------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        $     1,390,940
----------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                $   104,824,673
----------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Net proceeds from capital contributions and withdrawals                       95,238,078
Net unrealized appreciation (computed on the basis of identified cost)         9,586,595
----------------------------------------------------------------------------------------
TOTAL                                                                    $   104,824,673
----------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 29, 2004

INVESTMENT INCOME
Dividends (net of foreign taxes, $51,763)                                $       588,569
Interest                                                                          28,709
----------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  $       617,278
----------------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                                   $       384,266
Administration fee                                                               127,493
Trustees' fees and expenses                                                        7,755
Custodian fee                                                                     93,278
Legal and accounting services                                                     18,308
Miscellaneous                                                                      2,347
----------------------------------------------------------------------------------------
TOTAL EXPENSES                                                           $       633,447
----------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                      $       (16,169)
----------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) --
   Investment transactions (identified cost basis)                       $    10,027,808
   Foreign currency and forward foreign currency
     exchange contract transactions                                             (121,271)
----------------------------------------------------------------------------------------
NET REALIZED GAIN                                                        $     9,906,537
----------------------------------------------------------------------------------------

Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                   $     4,757,554
   Foreign currency and forward foreign currency exchange contracts                3,713
----------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                     $     4,761,267
----------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                         $    14,667,804
----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                               $    14,651,635
----------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                     SIX MONTHS ENDED
INCREASE (DECREASE)                                  FEBRUARY 29, 2004 YEAR ENDED
IN NET ASSETS                                        (UNAUDITED)       AUGUST 31, 2003
--------------------------------------------------------------------------------------
From operations --
   Net investment income (loss)                      $       (16,169)  $       340,425
   Net realized gain (loss)                                9,906,537        (1,215,767)
   Net change in unrealized
      appreciation (depreciation)                          4,761,267        13,858,554
--------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS           $    14,651,635   $    12,983,212
--------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                     $     4,422,627   $    45,660,906
   Withdrawals                                           (13,322,255)      (69,128,396)
--------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                              $    (8,899,628)  $   (23,467,490)
--------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                $     5,752,007   $   (10,484,278)
--------------------------------------------------------------------------------------

NET ASSETS
At beginning of period                               $    99,072,666   $   109,556,944
--------------------------------------------------------------------------------------
AT END OF PERIOD                                     $   104,824,673   $    99,072,666
--------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SUPPLEMENTARY DATA

                                                SIX MONTHS ENDED                          YEAR ENDED AUGUST 31,
                                                FEBRUARY 29, 2004  --------------------------------------------------------------
                                                (UNAUDITED)           2003         2002         2001         2000         1999
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily
  net assets):
   Expenses                                              1.24%(1)        1.24%        1.15%        1.11%        1.13%        1.36%
   Net investment income (loss)                         (0.03)%(1)       0.35%        0.08%        0.08%       (0.13)%      (0.38)%
Portfolio Turnover                                         78%             93%         107%         160%         173%         131%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                         15.46%          15.23%      (17.67)%         --           --           --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)          $  104,825      $   99,073   $  109,557   $  204,969   $  334,611   $   97,262
---------------------------------------------------------------------------------------------------------------------------------

(1)  Annualized.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        SEE NOTES TO FINANCIAL STATEMENTs

GLOBAL GROWTH PORTFOLIO AS OF FEBRUARY 29, 2004
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Global Growth Portfolio (formerly known as Information Age Portfolio) (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, which was organized as a trust under the laws of the State of New York on June 1, 1995. The Portfolio seeks to provide long-term capital growth by investing in a global and diversified portfolio of securities expected to grow in value. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 29, 2004 the Eaton Vance Global Growth Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of a Portfolio generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of a Portfolio's net asset value (unless the Portfolio deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). The Portfolio may rely on an independent fair valuation service in making any such adjustments. Foreign securities and currency held by a Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent quotation service.

   B INCOME TAXES -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   C FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   D OPTIONS ON FINANCIAL FUTURES -- Upon the purchase of a put option on foreign currency by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When the purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending upon whether the sales proceeds from the closing sales transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

   E FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains as of February 29, 2004 and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   F FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

   G EXPENSE REDUCTION -- Investors Bank and Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

   H USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   I INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   J OTHER -- Investment transactions are accounted for on a trade-date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   K INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to February 29, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), and Lloyd George Investment Management (Bermuda) Limited, an affiliate of EVM (the Advisers), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Advisers receive a monthly fee, divided equally between them, of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 29, 2004, the adviser fee was 0.75% (annualized) of average net assets for such period and amounted to $384,266. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 29, 2004, the administration fee was 0.25% (annualized) of average net assets for such period and amounted to $127,493. Except as to the Trustees of the Portfolio who are not members of the Advisers or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

   Trustees of the Portfolio that are not affiliated with the Advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 29, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $74,577,335 and $89,620,874, respectively, for the six months ended February 29, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 29, 2004, as computed on a federal income tax basis, are as follows:

   AGGREGATE COST                  $    84,669,915
   -----------------------------------------------
   Gross unrealized appreciation   $    12,136,776
   Gross unrealized depreciation        (2,552,322)
   -----------------------------------------------
   NET UNREALIZED APPRECIATION     $     9,584,454
   -----------------------------------------------

   The unrealized appreciation on foreign currency was $2,141.

5  RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6  FINANCIAL INSTRUMENTS

   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   The Portfolio did not have any open obligations under these financial instruments at February 29, 2004.

7  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 29, 2004.

8  NAME CHANGE

   Effective January 1, 2004, Information Age Portfolio changed its name to Global Growth Portfolio.

GLOBAL GROWTH PORTFOLIO

          OFFICERS

          Duncan W. Richardson
          President

          Arieh Coll
          Vice President

          Hon. Robert Lloyd George
          Vice President and Trustee

          William J. Austin, Jr.
          Treasurer

          Alan R. Dynner
          Secretary

          TRUSTEES

          Jessica M. Bibliowicz

          Edward K.Y. Chen

          James B. Hawkes

          Samuel L. Hayes, III

          William H. Park

          Ronald A. Pearlman

          Norton H. Reamer

          Lynn A. Stout

ITEM 2.  CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not required in this filing

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Growth Portfolio
-----------------------


By:    /S/ Duncan W. Richardson
       ------------------------
       Duncan W. Richardson
       President

Date:      April 13, 2004
           --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /S/ William J. Austin Jr.
       -------------------------
       William J. Austin Jr.
       Treasurer


Date:  April 13, 2004
       --------------


By:    /S/ Duncan W. Richardson
       ------------------------
       Duncan W. Richardson
       President


Date:      April 13, 2004
           --------------